Shareholder Report	12 Months Ended
Jun. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Short Term Investment Fund for Puerto Rico Residents, Inc.
Entity Central Index Key	0001847310
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000232065
Shareholder Report [Line Items]
Fund Name	Short Term Investment Fund for Puerto Rico Residents, Inc.
Class Name	Class A
Trading Symbol	PRALX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Short Term Investment Fund for Puerto Rico Residents, Inc. (the "Fund") for the period from July 1, 2025, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.ubs.com/prfunds or by contacting us at 787-250-3600.
Additional Information Phone Number	787-250-3600
Additional Information Website	www.ubs.com/prfunds
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$101	1.00%

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The performance of the Class A shares of the Fund is mainly driven by the level of short-term interest rates. The Federal Reserve Board (the “Fed”) lowered interest rates a total of 0.75% during the last three meetings of calendar year 2025. It then left rates unchanged during the first four meetings of calendar year 2026. The June 2026 Fed meeting was the first one under the new Chairman Kevin Warsh and in his post meeting statement he eliminated all references to forward guidance as had been included in previous statements. The federal funds rate closed the Fund’s fiscal year at 3.50% - 3.75%.

The Fund’s net investment income decreased as a result of lower short-term rates. Since the Fund distributes 100% of its net investment income, dividends paid to shareholders were also lower. Class A is no longer being offered. There were approximately $7 million in net redemptions of Class A shares during the year. The expense ratio remained capped at 1.00% as the investment adviser waived $78,924 in Class A expenses. During the fiscal year ended June 30, 2026, the Fund’s current investment strategies did not cause performance to materially deviate from expectations.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Class A with Load	Bloomberg US Aggregate Bond Index	ICE BofA 3 Month US Treasury Bill Index
6/30/2016	$10,000	$10,000	$10,000
7/31/2016	$10,000	$10,063	$10,003
8/31/2016	$10,000	$10,052	$10,005
9/30/2016	$10,000	$10,046	$10,010
10/31/2016	$10,000	$9,969	$10,012
11/30/2016	$10,000	$9,733	$10,014
12/31/2016	$10,001	$9,747	$10,018
1/31/2017	$10,001	$9,766	$10,023
2/28/2017	$10,001	$9,832	$10,027
3/31/2017	$10,001	$9,827	$10,028
4/30/2017	$10,001	$9,902	$10,035
5/31/2017	$10,001	$9,979	$10,040
6/30/2017	$10,002	$9,969	$10,049
7/31/2017	$10,004	$10,011	$10,057
8/31/2017	$10,006	$10,101	$10,067
9/30/2017	$10,007	$10,053	$10,075
10/31/2017	$10,009	$10,059	$10,084
11/30/2017	$10,011	$10,046	$10,093
12/31/2017	$10,014	$10,092	$10,104
1/31/2018	$10,018	$9,976	$10,116
2/28/2018	$10,022	$9,881	$10,126
3/31/2018	$10,026	$9,945	$10,140
4/30/2018	$10,029	$9,871	$10,153
5/31/2018	$10,031	$9,941	$10,168
6/30/2018	$10,034	$9,929	$10,186
7/31/2018	$10,041	$9,931	$10,202
8/31/2018	$10,049	$9,995	$10,220
9/30/2018	$10,057	$9,931	$10,236
10/31/2018	$10,067	$9,852	$10,253
11/30/2018	$10,077	$9,911	$10,274
12/31/2018	$10,088	$10,093	$10,293
1/31/2019	$10,099	$10,200	$10,314
2/28/2019	$10,110	$10,195	$10,332
3/31/2019	$10,122	$10,390	$10,355
4/30/2019	$10,134	$10,393	$10,374
5/31/2019	$10,146	$10,577	$10,398
6/30/2019	$10,158	$10,710	$10,421
7/31/2019	$10,169	$10,734	$10,440
8/31/2019	$10,180	$11,012	$10,461
9/30/2019	$10,190	$10,953	$10,480
10/31/2019	$10,199	$10,986	$10,500
11/30/2019	$10,207	$10,981	$10,513
12/31/2019	$10,213	$10,973	$10,528
1/31/2020	$10,218	$11,184	$10,542
2/29/2020	$10,222	$11,386	$10,558
3/31/2020	$10,224	$11,319	$10,588
4/30/2020	$10,224	$11,520	$10,589
5/31/2020	$10,224	$11,573	$10,589
6/30/2020	$10,224	$11,646	$10,591
7/31/2020	$10,224	$11,820	$10,593
8/31/2020	$10,224	$11,725	$10,594
9/30/2020	$10,224	$11,718	$10,595
10/31/2020	$10,224	$11,666	$10,596
11/30/2020	$10,225	$11,781	$10,597
12/31/2020	$10,225	$11,797	$10,598
1/31/2021	$10,225	$11,712	$10,599
2/28/2021	$10,225	$11,543	$10,600
3/31/2021	$10,225	$11,399	$10,601
4/30/2021	$10,225	$11,489	$10,601
5/31/2021	$10,225	$11,527	$10,601
6/30/2021	$10,225	$11,608	$10,601
7/31/2021	$10,225	$11,737	$10,601
8/31/2021	$10,225	$11,715	$10,602
9/30/2021	$10,225	$11,614	$10,602
10/31/2021	$10,225	$11,610	$10,602
11/30/2021	$10,226	$11,645	$10,603
12/31/2021	$10,226	$11,615	$10,603
1/31/2022	$10,226	$11,365	$10,603
2/28/2022	$10,226	$11,238	$10,604
3/31/2022	$10,226	$10,926	$10,608
4/30/2022	$10,226	$10,511	$10,609
5/31/2022	$10,226	$10,579	$10,616
6/30/2022	$10,228	$10,413	$10,619
7/31/2022	$10,232	$10,667	$10,624
8/31/2022	$10,242	$10,366	$10,642
9/30/2022	$10,253	$9,918	$10,669
10/31/2022	$10,270	$9,790	$10,686
11/30/2022	$10,291	$10,150	$10,720
12/31/2022	$10,316	$10,104	$10,759
1/31/2023	$10,344	$10,415	$10,793
2/28/2023	$10,371	$10,145	$10,829
3/31/2023	$10,402	$10,403	$10,876
4/30/2023	$10,433	$10,466	$10,910
5/31/2023	$10,467	$10,352	$10,953
6/30/2023	$10,501	$10,315	$11,003
7/31/2023	$10,538	$10,308	$11,048
8/31/2023	$10,576	$10,242	$11,098
9/30/2023	$10,614	$9,982	$11,149
10/31/2023	$10,654	$9,824	$11,199
11/30/2023	$10,692	$10,269	$11,249
12/31/2023	$10,772	$10,662	$11,302
1/31/2024	$10,812	$10,633	$11,351
2/29/2024	$10,849	$10,483	$11,398
3/31/2024	$10,888	$10,580	$11,449
4/30/2024	$10,927	$10,312	$11,498
5/31/2024	$10,968	$10,487	$11,554
6/30/2024	$11,007	$10,587	$11,601
7/31/2024	$11,048	$10,834	$11,654
8/31/2024	$11,088	$10,990	$11,710
9/30/2024	$11,125	$11,137	$11,761
10/31/2024	$11,160	$10,860	$11,806
11/30/2024	$11,193	$10,975	$11,851
12/31/2024	$11,234	$10,796	$11,899
1/31/2025	$11,265	$10,853	$11,943
2/28/2025	$11,294	$11,092	$11,981
3/31/2025	$11,325	$11,096	$12,022
4/30/2025	$11,356	$11,140	$12,063
5/31/2025	$11,387	$11,060	$12,108
6/30/2025	$11,418	$11,230	$12,148
7/31/2025	$11,450	$11,200	$12,190
8/31/2025	$11,482	$11,334	$12,238
9/30/2025	$11,512	$11,458	$12,279
10/31/2025	$11,542	$11,529	$12,322
11/30/2025	$11,569	$11,601	$12,357
12/31/2025	$11,596	$11,584	$12,400
1/31/2026	$11,621	$11,596	$12,436
2/28/2026	$11,644	$11,786	$12,470
3/31/2026	$11,670	$11,578	$12,506
4/30/2026	$11,696	$11,591	$12,543
5/31/2026	$11,722	$11,627	$12,581
6/30/2026	$11,747	$11,656	$12,618

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	5 Years	10 Years
Short Term Investment Fund for Puerto Rico Residents, Inc. - Class A	2.88%	2.81%	1.62%
Bloomberg US Aggregate Bond Index	3.79%	0.08%	1.54%
ICE BofA 3 Month US Treasury Bill Index	3.87%	3.54%	2.35%

No Deduction of Taxes [Text Block]	Performance calculations do not reflect any deduction of taxes that a shareholder may have to pay on Fund distributions.
Updated Performance Information Location [Text Block]	Visit www.ubs.com/prfunds for more recent performance information.
AssetsNet	$ 79,089,615
Holdings Count | Holding	25
Advisory Fees Paid, Amount	$ 242,351
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
FUND STATISTICS	Value
Total Net Assets	$79,089,615
# of Portfolio Holdings	25
Portfolio Turnover Rate	0.00%
Total Advisory Fees Paid	$242,351

Holdings [Text Block]

Fund Holdings Summaries

The Fund's portfolio consists 100% of high-quality, liquid, short-term United States agency discount notes.

The following table shows the ratings of the Fund’s portfolio securities (based on % of Total Investments) as of June 30, 2026. The ratings used are the highest rating given by one of the three nationally recognized statistical rating organizations, Fitch Ratings ("Fitch"), Moody's Investors Service ("Moody's"), and S&P Global Ratings ("S&P"). Ratings are subject to change.

Table Summary
Rating	Percent
A-1+	100.0%

Largest Holdings [Text Block]

Top 5 Holdings (% of Net Assets)

Table Summary
Federal Home Loan Bank Discount Notes, 3.566%, due 07/01/26	21.4%
Federal Home Loan Bank Discount Notes, 3.729%, due 08/14/26	7.6
Federal Farm Credit Discount Notes, 3.478%, due 07/01/26	6.3
Federal Home Loan Bank Discount Notes, 3.656%, due 07/09/26	6.3
Federal Home Loan Bank Discount Notes, 3.695%, due 08/07/26	6.3

C000246508
Shareholder Report [Line Items]
Fund Name	Short Term Investment Fund for Puerto Rico Residents, Inc.
Class Name	Class B
Trading Symbol	PRLZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Short Term Investment Fund for Puerto Rico Residents, Inc. (the "Fund") for the period from July 1, 2025, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.ubs.com/prfunds or by contacting us at 787-250-3600.
Additional Information Phone Number	787-250-3600
Additional Information Website	www.ubs.com/prfunds
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$95	0.94%

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	0.94%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The performance of the Class B shares of the Fund is mainly driven by the level of short-term interest rates. The Federal Reserve Board (the “Fed”) lowered interest rates a total of 0.75% during the last three meetings of calendar year 2025. It then left rates unchanged during the first four meetings of calendar year 2026. The June 2026 Fed meeting was the first one under the new Chairman Kevin Warsh and in his post meeting statement he eliminated all references to forward guidance as had been included in previous statements. The federal funds rate closed the Fund’s fiscal year at 3.50% - 3.75%.

The Fund’s net investment income decreased as a result of lower short-term rates. Since the Fund distributes 100% of its net investment income, dividends paid to shareholders were also lower. There were approximately $18 million in net subscriptions of Class B shares during the year. The expense ratio remained capped at 1.00% as the investment adviser waived $49,696 in Class B expenses. During the fiscal year ended June 30, 2026, the Fund’s current investment strategies did not cause performance to materially deviate from expectations.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Class B with Load	Bloomberg US Aggregate Bond Index	ICE BofA 3 Month US Treasury Bill Index
1/17/2025	$10,000	$10,000	$10,000
1/31/2025	$10,009	$10,022	$10,014
2/28/2025	$10,034	$10,243	$10,046
3/31/2025	$10,062	$10,246	$10,080
4/30/2025	$10,089	$10,287	$10,115
5/31/2025	$10,117	$10,213	$10,152
6/30/2025	$10,145	$10,370	$10,185
7/31/2025	$10,173	$10,343	$10,221
8/31/2025	$10,202	$10,466	$10,261
9/30/2025	$10,229	$10,581	$10,296
10/31/2025	$10,256	$10,647	$10,332
11/30/2025	$10,280	$10,713	$10,360
12/31/2025	$10,304	$10,697	$10,397
1/31/2026	$10,327	$10,708	$10,427
2/28/2026	$10,349	$10,884	$10,455
3/31/2026	$10,373	$10,692	$10,486
4/30/2026	$10,396	$10,704	$10,517
5/31/2026	$10,419	$10,737	$10,549
6/30/2026	$10,441	$10,763	$10,579

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	Since Inception 1/17/25
Short Term Investment Fund for Puerto Rico Residents, Inc. - Class B	2.92%	3.05%
Bloomberg US Aggregate Bond Index	3.79%	5.25%
ICE BofA 3 Month US Treasury Bill Index	3.87%	3.99%

Performance Inception Date	Jan. 17, 2025
No Deduction of Taxes [Text Block]	Performance calculations do not reflect any deduction of taxes that a shareholder may have to pay on Fund distributions.
Updated Performance Information Location [Text Block]	Visit www.ubs.com/prfunds for more recent performance information.
AssetsNet	$ 79,089,615
Holdings Count | Holding	25
Advisory Fees Paid, Amount	$ 242,351
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
FUND STATISTICS	Value
Total Net Assets	$79,089,615
# of Portfolio Holdings	25
Portfolio Turnover Rate	0.00%
Total Advisory Fees Paid	$242,351

Holdings [Text Block]

Fund Holdings Summaries

The Fund's portfolio consists 100% of high-quality, liquid, short-term United States agency discount notes.

The following table shows the ratings of the Fund’s portfolio securities (based on % of Total Investments) as of June 30, 2026. The ratings used are the highest rating given by one of the three nationally recognized statistical rating organizations, Fitch Ratings ("Fitch"), Moody's Investors Service ("Moody's"), and S&P Global Ratings ("S&P"). Ratings are subject to change.

Table Summary
Rating	Percent
A-1+	100.0%

Largest Holdings [Text Block]

Top 5 Holdings (% of Net Assets)

Table Summary
Federal Home Loan Bank Discount Notes, 3.566%, due 07/01/26	21.4%
Federal Home Loan Bank Discount Notes, 3.729%, due 08/14/26	7.6
Federal Farm Credit Discount Notes, 3.478%, due 07/01/26	6.3
Federal Home Loan Bank Discount Notes, 3.656%, due 07/09/26	6.3
Federal Home Loan Bank Discount Notes, 3.695%, due 08/07/26	6.3